Intangible assets - Exploration expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 3,014	$ 2,685
Exploration expenditures	1,584	1,438	$ 1,234
Expensed exploration expenditures previously capitalised	777	357	(8)
Capitalised exploration	(507)	(390)	(167)
Exploration expenses	1,854	1,405	$ 1,059
2019 [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	1,274	392
Between one and five years [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	1,056	1,406
More than five years [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 684	$ 887